Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
July 31, 2025 (Unaudited)
Exchange-Traded Funds — 61.81% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 554,900 $ 41,534,265
iShares Core MSCI Total International Stock ETF 529,100 40,560,806
iShares Core S&P 500 ETF 124,000 78,727,600
Schwab US Large-Cap ETF 3,133,500 78,462,840
SPDR Portfolio S&P 500 ETF 1,050,100 78,064,434
Vanguard FTSE All-World ex-US ETF 612,000 40,759,200
Vanguard S&P 500 ETF 134,200 77,972,884
Vanguard Total International Stock ETF 593,200 40,616,404
Total Exchange-Traded Funds
    (Cost $356,270,265) 476,698,433
U.S. Government & Agencies — 5.18%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 4.24%, 8/7/2025 $ 40,000,000 39,971,362
Total U.S. Government & Agencies
    (Cost $39,972,267) 39,971,362
Total Investments — 66.99%
    (Cost $396,242,532) 516,669,795
Other Assets in Excess of Liabilities — 33.01%
(c)
254,624,619
Net Assets — 100.00% $ 771,294,414
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fund.
SPDR - Standard & Poor's Depositary Receipt.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
July 31, 2025 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
ASX SPI 200 Index Future 74 September 2025 $ 10,346,732 $ 202,678
Australian Dollar Currency Future 84 September 2025 5,406,660 (126,835)
British Pound Currency Future 309 September 2025 25,538,850 (748,550)
Canadian Dollar Currency Future 97 September 2025 7,021,345 (160,735)
Canola Future
(a)
131 November 2025 1,314,916 (38,769)
Copper Future
(a)
107 September 2025 11,648,288 (3,130,562)
E-Mini S&P 500 Index Future 623 September 2025 198,557,888 3,075,762
Euro Foreign Exchange Currency Future 1,614 September 2025 231,215,587 (4,288,499)
Feeder Cattle Future
(a)
59 September 2025 9,780,725 50,550
FTSE 100 Index Future 110 September 2025 13,254,623 385,354
Gold Future
(a)
252 December 2025 84,384,720 (1,922,050)
Hang Seng Index Future 38 August 2025 5,989,493 (135,453)
Live Cattle Futures
(a)
250 November 2025 22,315,000 417,620
Mexican Peso Currency Future 308 September 2025 8,140,440 54,940
MSCI EAFE Index Futures 126 September 2025 16,464,420 (39,830)
MSCI Singapore Index Future 67 August 2025 2,178,669 (33,928)
New Zealand Dollar Currency Future 24 September 2025 1,416,720 (43,940)
Nikkei 225 Index Future 51 September 2025 13,934,241 388,878
NY Harbor ULSD Futures
(a)
176 September 2025 17,710,493 17,665
Platinum Future
(a)
67 October 2025 4,351,985 6,410
S&P Toronto Stock Exchange 60 Index
Future
58
September 2025 13,573,239 319,817
Silver Future
(a)
103 September 2025 18,906,680 150,105
Soybean Oil Future
(a)
348 December 2025 11,429,712 (181,842)
Swiss Franc Currency Future 148 September 2025 22,898,375 (746,581)
Tokyo Price Index Future 108 September 2025 21,120,999 856,067
$ (5,671,728)
SHORT CONTRACTS
Cocoa Future
(a)
(25) December 2025 $ (1,821,514) $ 40,269
Coffee "C" Future
(a)
(33) September 2025 (3,660,525) (125,962)
Corn Future
(a)
(886) December 2025 (18,329,125) 487,188
Cotton No. 2 Future
(a)
(133) December 2025 (4,472,125) 48,410
Euro-BUXL 30-Year Bond Future (195) September 2025 (26,135,076) 801,015
Euronext Milling Wheat Future
(a)
(404) September 2025 (4,526,433) 374,551
Hard Red Winter Wheat Future
(a)
(155) September 2025 (4,078,438) 60,912
Henry Hub Natural Gas Futures
(a)
(193) August 2025 (5,994,580) 70,510
Long Gilt Future (208) September 2025 (25,316,007) 85,717
Robusta Coffee Future
(a)
(48) September 2025 (1,632,480) 184,770
Soybean Meal Future
(a)
(417) December 2025 (11,509,200) 1,057,870
Sugar No. 11 Future
(a)
(545) October 2025 (9,980,039) 166,992
Ultra U.S. Treasury Bond Future (1,354) September 2025 (158,841,124) (2,433,280)
$ 818,962
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.